SHARE CAPITAL (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€) shares
Disclosure of classes of share capital [line items]
Beginning balance	€ (85)
Ending balance	(174)
Share capital
Disclosure of classes of share capital [line items]
Beginning balance	3
New shares issued	0
Ending balance	3
Share premium
Disclosure of classes of share capital [line items]
Beginning balance	420
New shares issued	0
Ending balance	€ 420
Ordinary shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares	137,867,418
New shares issued (in shares) | shares	54,614
Ending balance (in shares) | shares	137,922,032